Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
ESG Aware 40/60 Moderate Allocation ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 27.6%
(a)
iShares ESG Aware MSCI USA ETF ....... 11,433 $ 1,710,606
iShares ESG Aware MSCI USA Small-Cap ETF 3,644 165,146
1,875,752
Domestic Fixed Income — 59.8%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 84,158 4,054,732
International Equity — 12.5%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,004 565,097
iShares ESG Aware MSCI EM ETF ........ 6,422 286,999
852,096
Total Long-Term Investments — 99.9%
(Cost: $ 6,604,537 ) ................................. 6,782,580
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 6,256 $ 6,256
Total Short-Term Securities — 0 .1%
(Cost: $ 6,256 ) ................................... 6,256
Total Investments — 100 .0%
(Cost: $ 6,610,793 ) ................................ 6,788,836
Liabilities in Excess of Other Assets — (0.0) % ............. (885)
Net Assets — 100.0% ............................... $ 6,787,951
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 5,736 $ 520
(a)
$ — $ — $ — $ 6,256 6,256 $ 90 $ —
iShares ESG Aware MSCI
EAFE ETF ........... 576,833 2,058 (59,099) 5,897 39,408 565,097 6,004 — —
iShares ESG Aware MSCI EM
ETF ................ 284,309 1,082 (36,173) 622 37,159 286,999 6,422 — —
iShares ESG Aware MSCI USA
ETF ................ 1,768,228 6,265 (209,763) 24,025 121,851 1,710,606 11,433 4,691 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 163,038 563 (11,285) 199 12,631 165,146 3,644 557 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 3,675,483 320,105 (13,252) (822) 73,218 4,054,732 84,158 36,888 —
$ 29,921 $ 284,267 $ 6,788,836 $ 42,226 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
ESG Aware 40/60 Moderate Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 6,782,580 $ — $ — $ 6,782,580
Short-Term Securities
Money Market Funds ...................................... 6,256 — — 6,256
$ 6,788,836 $ — $ — $ 6,788,836
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International